Note 12 - Financial Instruments Recognized in the Statement of Financial Position and Related Effect on the Income Statement - Financial Assets and Financial Liabilities (Details) - EUR (€)
€ in Thousands
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Financial assets		€ 291,347		€ 354,824	€ 197,991
Financial assets, fair value		291,347		354,824	197,991
Financial liabilities		68,227		96,175	30,521
Financial liabilities, fair value		68,227		96,175	30,521
Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liabilities		68,227	[1]	96,175	30,521
Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liabilities			[2]
Financial liabilities, non-current portion [member]
Statement Line Items [Line Items]
Financial liabilities		16,593		3,175	4,521
Financial liabilities, fair value		16,593		3,175	4,521
Financial liabilities, non-current portion [member] | Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liabilities		16,593	[1]	3,175	4,521
Financial liabilities, non-current portion [member] | Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liabilities			[2]
Financial liabilities, current portion [member]
Statement Line Items [Line Items]
Financial liabilities		2,130		1,347	1,343
Financial liabilities, fair value		2,130		1,347	1,343
Financial liabilities, current portion [member] | Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liabilities		2,130	[1]	1,347	1,343
Financial liabilities, current portion [member] | Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liabilities			[2]
Trade payables and others [member]
Statement Line Items [Line Items]
Financial liabilities		49,504		91,655	24,657
Financial liabilities, fair value		49,504		91,655	24,657
Trade payables and others [member] | Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liabilities		49,504	[1]	91,655	24,657
Trade payables and others [member] | Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liabilities			[2]
Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial assets	[2]	255,869		200,669	125,397
Financial assets at fair value through other comprehensive income, category [member]
Statement Line Items [Line Items]
Financial assets	[3]				49,135
Loans and receivables, category [member]
Statement Line Items [Line Items]
Financial assets		35,477		154,155	23,458	[1]
Non-current financial assets [member]
Statement Line Items [Line Items]
Financial assets		37,005		35,181	60,469
Financial assets, fair value		37,005		35,181	60,469
Non-current financial assets [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial assets	[2]	37,005		33,138	26,030
Non-current financial assets [member] | Financial assets at fair value through other comprehensive income, category [member]
Statement Line Items [Line Items]
Financial assets	[3]				32,392
Non-current financial assets [member] | Loans and receivables, category [member]
Statement Line Items [Line Items]
Financial assets				2,043	2,046	[1]
Trade receivables and others [member]
Statement Line Items [Line Items]
Financial assets		35,477		152,112	21,412
Financial assets, fair value		35,477		152,112	21,412
Trade receivables and others [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial assets	[2]
Trade receivables and others [member] | Financial assets at fair value through other comprehensive income, category [member]
Statement Line Items [Line Items]
Financial assets	[3]
Trade receivables and others [member] | Loans and receivables, category [member]
Statement Line Items [Line Items]
Financial assets		35,477		152,112	21,412	[1]
Short-term investments [member]
Statement Line Items [Line Items]
Financial assets		15,978		15,217	16,743
Financial assets, fair value		15,978		15,217	16,743
Short-term investments [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial assets	[2]	15,978		15,217
Short-term investments [member] | Financial assets at fair value through other comprehensive income, category [member]
Statement Line Items [Line Items]
Financial assets	[3]				16,743
Short-term investments [member] | Loans and receivables, category [member]
Statement Line Items [Line Items]
Financial assets						[1]
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Financial assets		202,887		152,314	99,367
Financial assets, fair value		202,887		152,314	99,367
Cash and cash equivalents [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial assets	[2]	202,887		152,314	99,367
Cash and cash equivalents [member] | Financial assets at fair value through other comprehensive income, category [member]
Statement Line Items [Line Items]
Financial assets	[3]
Cash and cash equivalents [member] | Loans and receivables, category [member]
Statement Line Items [Line Items]
Financial assets						[1]

[1]	The book amount of financial assets and liabilities measured at amortized cost was deemed to be a reasonable estimation of fair value.
[2]	The fair value of financial assets classified as fair value through profit and loss corresponds to the market value of the assets, which are primarily determined using level 2 measurements.
[3]	The fair value of financial assets classified as fair value through comprehensive income corresponds to the market value of the assets, which are primarily determined using level 1 measurements.